Transactions with Related Parties - Unaudited Condensed Consolidated Statement of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction
Revenues (c)	$ 19,203	$ 36,052
Voyage expenses	189	206
Vessel operating expenses	5,301	5,863
General and administrative expenses (d)	2,721	3,173
Capital Maritime And Trading Corp
Related Party Transaction
Revenues (c)	19,203	36,052
Voyage expenses	189	206
Vessel operating expenses	5,301	5,863
General and administrative expenses (d)	$ 511	$ 1,278